Segmentation of key figures	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segmentation of key figures
9. Segmentation of key figures
The businesses of Novartis are divided operationally on a worldwide basis into two identified reporting segments, Innovative Medicines and Sandoz. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision maker which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
The reporting segments are as follows:
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. The Innovative Medicines Division is organized into two global business units: Novartis Oncology and Novartis Pharmaceuticals. Novartis Oncology consists of the global business franchises Hematology and Solid Tumor, and Novartis Pharmaceuticals consists of the global business franchises Immunology, Hepatology and Dermatology; Neuroscience; Ophthalmology; Cardiovascular, Renal and Metabolism; Respiratory and Allergy; and Established Medicines.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally into three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of small molecule pharmaceuticals to third parties across a broad range of therapeutic areas, as well as finished dosage form of anti-infectives sold to third parties. In Anti-Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for the Retail Generics business franchise and for sale to third-party companies. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Corporate includes the costs of the Group headquarters and those of corporate coordination functions in major countries, and items that are not specific to one segment.
Our divisions are supported by Novartis Institutes for BioMedical Research, Global Drug Development, Novartis Technical Operations and Customer and Technology Solutions (formerly named Novartis Business Services).
Further details are provided in Note 3 to the Consolidated Financial Statements of the 2020 Annual Report.
Segmentation – Consolidated income statements
Second quarter
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	Q2 2021	Q2 2020	Q2 2021	Q2 2020	Q2 2021	Q2 2020	Q2 2021	Q2 2020

Net sales to third parties	10 559	9 188	2 397	2 159			12 956	11 347

Sales to other segments	194	219	48	43	-242	-262

Net sales	10 753	9 407	2 445	2 202	-242	-262	12 956	11 347

Other revenues	321	251	16	22	1	2	338	275

Cost of goods sold	-2 902	-2 554	-1 271	-1 158	259	283	-3 914	-3 429

Gross profit	8 172	7 104	1 190	1 066	18	23	9 380	8 193

Selling, general and administration	-3 120	-2 764	-512	-496	-122	-108	-3 754	-3 368

Research and development	-2 179	-2 240	-221	-201			-2 400	-2 441

Other income	622	154	102	17	45	261	769	432

Other expense	-318	-221	-97	-65	-101	-178	-516	-464

Operating income	3 177	2 033	462	321	-160	-2	3 479	2 352

as % of net sales	30.1%	22.1%	19.3%	14.9%			26.9%	20.7%

Income from associated companies	1	1	1	1	237	181	239	183

Interest expense							-201	-220

Other financial income and expense							-11	-27

Income before taxes							3 506	2 288

Taxes							-611	-421

Net income							2 895	1 867

First half
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	H1 2021	H1 2020	H1 2021	H1 2020	H1 2021	H1 2020	H1 2021	H1 2020

Net sales to third parties	20 663	18 943	4 704	4 687			25 367	23 630

Sales to other segments	422	409	101	92	-523	-501

Net sales	21 085	19 352	4 805	4 779	-523	-501	25 367	23 630

Other revenues	591	507	25	35	5	158	621	700

Cost of goods sold	-5 966	-5 080	-2 537	-2 614	550	543	-7 953	-7 151

Gross profit	15 710	14 779	2 293	2 200	32	200	18 035	17 179

Selling, general and administration	-6 026	-5 621	-1 014	-1 016	-243	-217	-7 283	-6 854

Research and development	-4 316	-4 106	-435	-395			-4 751	-4 501

Other income	828	326	145	49	135	318	1 108	693

Other expense	-777	-590	-215	-562	-223	-269	-1 215	-1 421

Operating income	5 419	4 788	774	276	-299	32	5 894	5 096

as % of net sales	26.2%	25.3%	16.5%	5.9%			23.2%	21.6%

Income from associated companies	1	1	1	1	493	304	495	306

Interest expense							-403	-459

Other financial income and expense							-30	-34

Income before taxes							5 956	4 909

Taxes							-1 002	-869

Net income							4 954	4 040

Segmentation – Additional consolidated balance sheets and income statements disclosure
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020

Total assets	80 964	83 112	16 659	16 825	26 392	32 122	124 015	132 059

Total liabilities	-14 892	-15 472	-3 715	-3 786	-51 280	-56 135	-69 887	-75 393

Total equity							54 128	56 666

Net debt [1]					28 547	24 481	28 547	24 481

Net operating assets	66 072	67 640	12 944	13 039	3 659	468	82 675	81 147

Included in net operating assets are:
Property, plant and equipment	9 336	9 863	1 916	1 849	486	551	11 738	12 263

Goodwill	21 624	21 718	8 135	8 274	7	7	29 766	29 999

Intangible assets other than goodwill	33 287	35 121	1 361	1 543	170	145	34 818	36 809

[1] See page 57 for additional disclosures related to net debt.
The following tables show the property, plant and equipment impairment charges and reversals, and the intangible asset impairment charges:
Second quarter
	Innovative Medicines		Sandoz		Group

(USD millions)	Q2 2021	Q2 2020	Q2 2021	Q2 2020	Q2 2021	Q2 2020

Property, plant and equipment impairment charges	-64		-17		-81

Property, plant and equipment impairment reversal	41		55		96

Intangible assets impairment charges [1]	-87	-500			-87	-500

[1] Second quarter of 2020 includes an impairment of USD 485 million in Innovative Medicines related to the write-down of IPR&D related to cessation of clinical development program ZPL389 for atopic dermatitis.

First half
	Innovative Medicines		Sandoz		Group

(USD millions)	H1 2021	H1 2020	H1 2021	H1 2020	H1 2021	H1 2020

Property, plant and equipment impairment charges	-178	-10	-36	-12	-214	-22

Property, plant and equipment impairment reversal	43		55		98

Intangible assets impairment charges [1]	-288	-509	-1	-42	-289	-551

[1] First half of 2021 includes an impairment of USD 201 million in Innovative Medicines related to the write-down of IPR&D related to cessation of clinical development program GTX312.
  First half of 2020 includes an impairment of USD 485 million in Innovative Medicines related to the write-down of IPR&D related to cessation of clinical development program ZPL389 for atopic dermatitis.

In the second quarter and first half of 2021, there were no reversals of prior-year impairment charges on intangible assets (Q2 and H1 2020: nil).
Segmentation – Net sales by region [1]
Second quarter
	Q2 2021 USD m	Q2 2020 USD m	% change USD	% change cc [2]	Q2 2021 % of total	Q2 2020 % of total

Innovative Medicines

Europe	3 751	2 964	27	17	36	32

US	3 709	3 515	6	6	35	38

Asia/Africa/Australasia	2 396	2 123	13	7	23	23

Canada and Latin America	703	586	20	15	6	7

Total	10 559	9 188	15	10	100	100

Of which in Established Markets	7 898	6 909	14	10	75	75

Of which in Emerging Growth Markets	2 661	2 279	17	12	25	25

Sandoz

Europe	1 299	1 130	15	6	54	52

US	457	508	-10	-10	19	24

Asia/Africa/Australasia	417	341	22	16	17	16

Canada and Latin America	224	180	24	16	10	8

Total	2 397	2 159	11	5	100	100

Of which in Established Markets	1 730	1 621	7	0	72	75

Of which in Emerging Growth Markets	667	538	24	19	28	25

Group

Europe	5 050	4 094	23	14	39	36

US	4 166	4 023	4	4	32	35

Asia/Africa/Australasia	2 813	2 464	14	8	22	22

Canada and Latin America	927	766	21	15	7	7

Total	12 956	11 347	14	9	100	100

Of which in Established Markets	9 628	8 530	13	8	74	75

Of which in Emerging Growth Markets	3 328	2 817	18	13	26	25

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
Segmentation – Net sales by region [1]
First half
	H1 2021 USD m	H1 2020 USD m	% change USD	% change cc [2]	H1 2021 % of total	H1 2020 % of total

Innovative Medicines

Europe	7 400	6 366	16	8	36	34

US	7 252	7 057	3	3	35	37

Asia/Africa/Australasia	4 678	4 301	9	3	23	23

Canada and Latin America	1 333	1 219	9	10	6	6

Total	20 663	18 943	9	5	100	100

Of which in Established Markets	15 463	14 266	8	4	75	75

Of which in Emerging Growth Markets	5 200	4 677	11	9	25	25

Sandoz

Europe	2 557	2 558	0	-7	54	55

US	904	1 078	-16	-16	19	23

Asia/Africa/Australasia	810	675	20	14	17	14

Canada and Latin America	433	376	15	12	10	8

Total	4 704	4 687	0	-5	100	100

Of which in Established Markets	3 385	3 466	-2	-8	72	74

Of which in Emerging Growth Markets	1 319	1 221	8	6	28	26

Group

Europe	9 957	8 924	12	4	39	38

US	8 156	8 135	0	0	32	34

Asia/Africa/Australasia	5 488	4 976	10	5	22	21

Canada and Latin America	1 766	1 595	11	11	7	7

Total	25 367	23 630	7	3	100	100

Of which in Established Markets	18 848	17 732	6	2	74	75

Of which in Emerging Growth Markets	6 519	5 898	11	8	26	25

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
Segmentation – Net sales by business franchise
Innovative Medicines Division net sales by business franchise
Second quarter
	Q2 2021	Q2 2020	% change	% change
	USD m	USD m	USD	cc [1]

Hematology
Tasigna	523	480	9	6

Promacta/Revolade	513	422	22	18

Jakavi	398	310	28	19

Gleevec/Glivec	263	288	-9	-13

Exjade/Jadenu	147	163	-10	-14

Kymriah	147	118	25	19

Adakveo	42	21	100	96

Other	76	73	4	0

Total Hematology	2 109	1 875	12	8

Solid Tumor
Tafinlar + Mekinist	425	371	15	10

Sandostatin	359	341	5	2

Afinitor/Votubia	264	266	-1	-2

Kisqali	225	159	42	36

Votrient	153	162	-6	-9

Lutathera	118	105	12	10

Piqray	82	79	4	4

Tabrecta	22	6	nm	nm

Other	172	184	-7	-10

Total Solid Tumor	1 820	1 673	9	5

Total Novartis Oncology business unit	3 929	3 548	11	7

Immunology, Hepatology and Dermatology
Cosentyx	1 175	944	24	21

Ilaris	247	200	24	21

Total Immunology, Hepatology and Dermatology	1 422	1 144	24	21

Neuroscience
Gilenya	721	738	-2	-6

Zolgensma	315	205	54	48

Mayzent	69	34	103	96

Kesimpta	66		nm	nm

Aimovig	53	33	61	45

Other	11	15	-27	-19

Total Neuroscience	1 235	1 025	20	16

Ophthalmology
Lucentis	551	401	37	27

Xiidra	118	79	49	48

Beovu	47	34	38	32

Other	398	423	-6	-11

Total Ophthalmology	1 114	937	19	12

Cardiovascular, Renal and Metabolism
Entresto	886	580	53	46

Other	2		nm	nm

Total Cardiovascular, Renal and Metabolism	888	580	53	47

Respiratory and Allergy
Xolair	355	289	23	14

Ultibro Group	150	149	1	-8

Other	12	6	100	133

Total Respiratory and Allergy	517	444	16	8

Established Medicines
Galvus Group	280	279	0	-2

Exforge Group	247	238	4	-3

Diovan Group	190	268	-29	-33

Zortress/Certican	109	106	3	-2

Neoral/Sandimmun(e)	93	96	-3	-9

Voltaren/Cataflam	96	82	17	13

Other	439	441	0	-6

Total Established Medicines	1 454	1 510	-4	-8

Total Novartis Pharmaceuticals business unit	6 630	5 640	18	12

Total division net sales	10 559	9 188	15	10

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.

nm = not meaningful
Innovative Medicines Division net sales by business franchise
First half
	H1 2021	H1 2020	% change	% change
	USD m	USD m	USD	cc [1]

Hematology
Tasigna	1 038	967	7	4

Promacta/Revolade	976	825	18	16

Jakavi	761	628	21	14

Gleevec/Glivec	535	617	-13	-17

Exjade/Jadenu	300	335	-10	-15

Kymriah	298	211	41	35

Adakveo	79	36	119	118

Other	179	149	20	16

Total Hematology	4 166	3 768	11	6

Solid Tumor
Tafinlar + Mekinist	818	737	11	7

Sandostatin	717	715	0	-2

Afinitor/Votubia	518	562	-8	-9

Kisqali	420	320	31	28

Votrient	296	328	-10	-13

Lutathera	240	217	11	8

Piqray	160	153	5	4

Tabrecta	39	6	nm	nm

Other	337	390	-14	-17

Total Solid Tumor	3 545	3 428	3	1

Total Novartis Oncology business unit	7 711	7 196	7	4

Immunology, Hepatology and Dermatology
Cosentyx	2 228	1 874	19	16

Ilaris	503	413	22	20

Total Immunology, Hepatology and Dermatology	2 731	2 287	19	17

Neuroscience
Gilenya	1 428	1 510	-5	-9

Zolgensma	634	375	69	63

Mayzent	124	64	94	89

Kesimpta	116		nm	nm

Aimovig	100	69	45	33

Other	23	27	-15	-13

Total Neuroscience	2 425	2 045	19	15

Ophthalmology
Lucentis	1 096	888	23	15

Xiidra	226	169	34	33

Beovu	86	102	-16	-18

Other	797	974	-18	-21

Total Ophthalmology	2 205	2 133	3	-2

Cardiovascular, Renal and Metabolism
Entresto	1 675	1 149	46	40

Other	3	1	200	nm

Total Cardiovascular, Renal and Metabolism	1 678	1 150	46	40

Respiratory and Allergy
Xolair	690	596	16	9

Ultibro Group	299	309	-3	-10

Other	21	10	110	99

Total Respiratory and Allergy	1 010	915	10	3

Established Medicines
Galvus Group	542	617	-12	-14

Exforge Group	501	496	1	-5

Diovan Group	404	542	-25	-28

Zortress/Certican	216	233	-7	-11

Neoral/Sandimmun(e)	187	197	-5	-10

Voltaren/Cataflam	182	174	5	3

Other	871	958	-9	-13

Total Established Medicines	2 903	3 217	-10	-13

Total Novartis Pharmaceuticals business unit	12 952	11 747	10	6

Total division net sales	20 663	18 943	9	5

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.

nm = not meaningful
Net sales of the top 20 Innovative Medicines Division products in 2021
Second quarter
			US		Rest of world			Total

Brands	Business franchise	Key indication	USD m	% change USD/cc [2]	USD m	% change USD	% change cc [2]	USD m	% change USD	% change cc [2]

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis, psoriatic arthritis and non-radiographic axial spondyloarthritis	715	16	460	39	28	1 175	24	21

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	405	31	481	77	63	886	53	46

Gilenya	Neuroscience	Relapsing multiple sclerosis	369	-11	352	9	1	721	-2	-6

Lucentis	Ophthalmology	Age-related macular degeneration			551	37	27	551	37	27

Tasigna	Hematology	Chronic myeloid leukemia	219	-1	304	17	11	523	9	6

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	235	11	278	32	26	513	22	18

Tafinlar + Mekinist	Solid Tumor	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	151	3	274	22	14	425	15	10

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)			398	28	19	398	28	19

Sandostatin	Solid Tumor	Carcinoid tumors and acromegaly	207	3	152	8	1	359	5	2

Xolair [1]	Respiratory and Allergy	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU) and nasal polyps			355	23	14	355	23	14

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	106	1	209	109	98	315	54	48

Galvus Group	Established Medicines	Type 2 diabetes			280	0	-2	280	0	-2

Gleevec/Glivec	Hematology	Chronic myeloid leukemia and GIST	65	-7	198	-9	-14	263	-9	-13

Afinitor/Votubia	Solid Tumor	Breast cancer/TSC	153	-6	111	8	3	264	-1	-2

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	113	19	134	28	23	247	24	21

Exforge Group	Established Medicines	Hypertension	5	150	242	3	-4	247	4	-3

Kisqali	Solid Tumor	HR+/HER2- metastatic breast cancer	83	5	142	78	67	225	42	36

Diovan Group	Established Medicines	Hypertension	11	-68	179	-24	-28	190	-29	-33

Exjade/Jadenu	Hematology	Chronic iron overload	19	-44	128	-1	-7	147	-10	-14

Ultibro Group	Respiratory and Allergy	Chronic obstructive pulmonary disease (COPD)			150	1	-8	150	1	-8

Top 20 products total			2 856	6	5 378	22	15	8 234	16	11

Rest of portfolio			853	5	1 472	15	8	2 325	11	6

Total division sales			3 709	6	6 850	21	13	10 559	15	10

[1] Net sales reflect Xolair sales for all indications.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.

Net sales of the top 20 Innovative Medicines Division products in 2021
First half
			US		Rest of world			Total

Brands	Business franchise	Key indication	USD m	% change USD/cc [2]	USD m	% change USD	% change cc [2]	USD m	% change USD	% change cc [2]

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis, psoriatic arthritis and non-radiographic axial spondyloarthritis	1 360	14	868	27	18	2 228	19	16

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	787	31	888	62	50	1 675	46	40

Gilenya	Neuroscience	Relapsing multiple sclerosis	723	-10	705	0	-7	1 428	-5	-9

Lucentis	Ophthalmology	Age-related macular degeneration			1 096	23	15	1 096	23	15

Tasigna	Hematology	Chronic myeloid leukemia	430	1	608	12	7	1 038	7	4

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	455	14	521	22	17	976	18	16

Tafinlar + Mekinist	Solid Tumor	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	291	4	527	15	8	818	11	7

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)			761	21	14	761	21	14

Sandostatin	Solid Tumor	Carcinoid tumors and acromegaly	419	1	298	-1	-6	717	0	-2

Xolair [1]	Respiratory and Allergy	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU) and nasal polyps			690	16	9	690	16	9

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	225	-3	409	184	169	634	69	63

Galvus Group	Established Medicines	Type 2 diabetes			542	-12	-14	542	-12	-14

Gleevec/Glivec	Hematology	Chronic myeloid leukemia and GIST	139	-20	396	-11	-15	535	-13	-17

Afinitor/Votubia	Solid Tumor	Breast cancer/TSC	304	-8	214	-7	-11	518	-8	-9

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	220	20	283	23	21	503	22	20

Exforge Group	Established Medicines	Hypertension	8	33	493	1	-5	501	1	-5

Kisqali	Solid Tumor	HR+/HER2- metastatic breast cancer	154	1	266	59	53	420	31	28

Diovan Group	Established Medicines	Hypertension	31	-48	373	-23	-26	404	-25	-28

Exjade/Jadenu	Hematology	Chronic iron overload	47	-40	253	-2	-8	300	-10	-15

Ultibro Group	Respiratory and Allergy	Chronic obstructive pulmonary disease (COPD)			299	-3	-10	299	-3	-10

Top 20 products total			5 593	5	10 490	15	8	16 083	11	7

Rest of portfolio			1 659	-4	2 921	7	1	4 580	3	-1

Total division sales			7 252	3	13 411	13	6	20 663	9	5

[1] Net sales reflect Xolair sales for all indications.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.

Sandoz Division net sales by business franchise
Second quarter
	Q2 2021	Q2 2020	% change	% change
	USD m	USD m	USD	cc [2]

Retail Generics [1]	1 777	1 576	13	6

Biopharmaceuticals	524	466	12	5

Anti-Infectives [1]	96	117	-18	-21

Total division net sales	2 397	2 159	11	5

[1] Sandoz total anti-infectives net sales amounted to USD 257 million (Q2 2020: USD 251 million), of which USD 161 million (Q2 2020: USD 134 million) is sold through the Retail Generics business franchise and USD 96 million (Q2 2020: USD 117 million) is sold to other third party companies through the Anti-Infectives business franchise

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
First half
	H1 2021	H1 2020	% change	% change
	USD m	USD m	USD	cc [2]

Retail Generics [1]	3 456	3 545	-3	-7

Biopharmaceuticals	1 035	916	13	6

Anti-Infectives [1]	213	226	-6	-10

Total division net sales	4 704	4 687	0	-5

[1] Sandoz total anti-infectives net sales amounted to USD 520 million (H1 2020: USD 582 million), of which USD 307 million (H1 2020: USD 356 million) is sold through the Retail Generics business franchise and USD 213 million (H1 2020: USD 226 million) is sold to other third party companies through the Anti-Infectives business franchise

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 48.
The product portfolio of Sandoz is widely spread in 2021 and 2020.
Segmentation – Other revenue
Second quarter
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	Q2 2021	Q2 2020	Q2 2021	Q2 2020	Q2 2021	Q2 2020	Q2 2021	Q2 2020

Profit sharing income	214	209					214	209

Royalty income	19	24	6	5	1	2	26	31

Milestone income	73	5	2	11			75	16

Other [1]	15	13	8	6			23	19

Total other revenues	321	251	16	22	1	2	338	275

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.
First half
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	H1 2021	H1 2020	H1 2021	H1 2020	H1 2021	H1 2020	H1 2021	H1 2020

Profit sharing income	405	407					405	407

Royalty income	42	54	12	13	5	158	59	225

Milestone income	112	25	3	11			115	36

Other [1]	32	21	10	11			42	32

Total other revenues	591	507	25	35	5	158	621	700

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.